SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Bad debt expense	$ 118,238	$ 80,302
Weighted average number of shares outstanding, basic (in shares)	2,015,780	2,015,780
Unrealized gain on marketable securities reclassified to retained earnings, net of tax effect	$ 487,136
Reclassification of income taxes stranded in accumulated other comprehensive income (loss) to retained earnings	92,000
Right-of-use asset	27,100,000
Lease liability	$ 17,900,000
Additional Lease term	Jul. 31, 2029
Building and improvements net of accumulated depreciation	$ 10,200,000
Minimum [Member]
Deferred charges amortization period	1 year
Maximum [Member]
Deferred charges amortization period	21 years